Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY VARIABLE INVESTMENT SERIES
Central Index Key	dei_EntityCentralIndexKey	0000716716
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
AGGRESSIVE EQUITY PORTFOLIO (First Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
MULTI CAP GROWTH PORTFOLIO (First Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
EUROPEAN EQUITY PORTFOLIO (First Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
GLOBAL INFRASTRUCTURE PORTFOLIO (First Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
INCOME PLUS PORTFOLIO (First Prospectus Summary) | INCOME PLUS PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
LIMITED DURATION PORTFOLIO (First Prospectus Summary) | LIMITED DURATION PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
MONEY MARKET PORTFOLIO (First Prospectus Summary) | MONEY MARKET PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
STRATEGIST PORTFOLIO (First Prospectus Summary) | STRATEGIST PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
AGGRESSIVE EQUITY PORTFOLIO (Second Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
EUROPEAN EQUITY PORTFOLIO (Second Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
GLOBAL INFRASTRUCTURE PORTFOLIO (Second Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
INCOME PLUS PORTFOLIO (Second Prospectus Summary) | INCOME PLUS PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
LIMITED DURATION PORTFOLIO (Second Prospectus Summary) | LIMITED DURATION PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
MONEY MARKET PORTFOLIO (Second Prospectus Summary) | MONEY MARKET PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
STRATEGIST PORTFOLIO (Second Prospectus Summary) | STRATEGIST PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA
MULTI CAP GROWTH PORTFOLIO (Second Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NA

AGGRESSIVE EQUITY PORTFOLIO (First Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks long-term capital growth.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AGGRESSIVE EQUITY PORTFOLIO Class X
Advisory fee	0.67%
Distribution and service (12b-1) fees	none
Other expenses	0.39%
Total annual Portfolio operating expenses	1.06%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
AGGRESSIVE EQUITY PORTFOLIO Class X	108	337	585	1,294

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio normally invests at least 80% of its assets in common stocks and other equity securities of companies that the "Adviser," Morgan Stanley
Investment Management Inc., believes offer the potential for superior earnings growth. The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000® Growth Index, which as of December 31, 2011 was between $23 million and $417.5 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

The Portfolio's equity investments may include preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds, limited partnership interests and other specialty securities having equity features.

Up to 25% of the Portfolio's net assets may be invested in foreign securities, which may include securities issued by companies located in emerging market or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 22.22% Low Quarter 12/31/08: -31.29%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns AGGRESSIVE EQUITY PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class X	Aggressive Equity Portfolio		(7.33%)	3.90%	5.87%
Russell 3000 Growth Index	Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.18%	2.46%	2.74%
[1]	The Russell 3000�� Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000�� Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
AGGRESSIVE EQUITY PORTFOLIO (First Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio normally invests at least 80% of its assets in common stocks and other equity securities of companies that the "Adviser," Morgan Stanley
Investment Management Inc., believes offer the potential for superior earnings growth. The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000® Growth Index, which as of December 31, 2011 was between $23 million and $417.5 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

The Portfolio's equity investments may include preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds, limited partnership interests and other specialty securities having equity features.

Up to 25% of the Portfolio's net assets may be invested in foreign securities, which may include securities issued by companies located in emerging market or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are
		derivatives, in connection with its investments in foreign securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year to year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 22.22% Low Quarter 12/31/08: -31.29%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
AGGRESSIVE EQUITY PORTFOLIO (First Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO | Russell 3000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
AGGRESSIVE EQUITY PORTFOLIO (First Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2002	rr_AnnualReturn2002	(22.60%)
Annual Return 2003	rr_AnnualReturn2003	26.06%
Annual Return 2004	rr_AnnualReturn2004	12.71%
Annual Return 2005	rr_AnnualReturn2005	23.17%
Annual Return 2006	rr_AnnualReturn2006	7.84%
Annual Return 2007	rr_AnnualReturn2007	19.66%
Annual Return 2008	rr_AnnualReturn2008	(48.86%)
Annual Return 2009	rr_AnnualReturn2009	69.46%
Annual Return 2010	rr_AnnualReturn2010	26.02%
Annual Return 2011	rr_AnnualReturn2011	(7.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Aggressive Equity Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.87%

[1]	The Russell 3000�� Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000�� Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

MULTI CAP GROWTH PORTFOLIO (First Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO
Portfolio Summary
Investment Objectives
The Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth.
As a secondary objective the Portfolio seeks income but only when consistent with its primary objective.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MULTI CAP GROWTH PORTFOLIO Class X
Advisory fee	0.42%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual Portfolio operating expenses	0.56%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MULTI CAP GROWTH PORTFOLIO Class X	57	179	313	701

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest primarily in equity securities and securities convertible into equity securities. The Portfolio's "Adviser," Morgan Stanley
Investment Management Inc., seeks to achieve the Portfolio's investment objectives by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000®
Growth Index, which as of December 31, 2011 was between $23 million and $417.5 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Up to 25% of the Portfolio's net assets may be invested in foreign equity securities (including depositary receipts), which may include securities issued by companies located in emerging markets or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 22.87% Low Quarter 12/31/08: -30.24%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns MULTI CAP GROWTH PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class X	Multi Cap Growth Portfolio		(6.74%)	5.03%	5.40%
Russell 3000 Growth Index	Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.18%	2.46%	2.74%
[1]	The Russell 3000�� Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000�� Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
MULTI CAP GROWTH PORTFOLIO (First Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	As a secondary objective the Portfolio seeks income but only when consistent with its primary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest primarily in equity securities and securities convertible into equity securities. The Portfolio's "Adviser," Morgan Stanley
Investment Management Inc., seeks to achieve the Portfolio's investment objectives by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000®
Growth Index, which as of December 31, 2011 was between $23 million and $417.5 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Up to 25% of the Portfolio's net assets may be invested in foreign equity securities (including depositary receipts), which may include securities issued by companies located in emerging markets or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are
		derivatives, in connection with its investments in foreign securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year to year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 22.87% Low Quarter 12/31/08: -30.24%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
MULTI CAP GROWTH PORTFOLIO (First Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO | Russell 3000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
MULTI CAP GROWTH PORTFOLIO (First Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2002	rr_AnnualReturn2002	(21.21%)
Annual Return 2003	rr_AnnualReturn2003	22.80%
Annual Return 2004	rr_AnnualReturn2004	11.14%
Annual Return 2005	rr_AnnualReturn2005	18.16%
Annual Return 2006	rr_AnnualReturn2006	4.18%
Annual Return 2007	rr_AnnualReturn2007	19.54%
Annual Return 2008	rr_AnnualReturn2008	(47.62%)
Annual Return 2009	rr_AnnualReturn2009	71.32%
Annual Return 2010	rr_AnnualReturn2010	27.76%
Annual Return 2011	rr_AnnualReturn2011	(6.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Multi Cap Growth Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.74%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.40%

[1]	The Russell 3000�� Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000�� Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

EUROPEAN EQUITY PORTFOLIO (First Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks to maximize the capital appreciation of its investments.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EUROPEAN EQUITY PORTFOLIO Class X
Advisory fee		0.87%
Distribution and service (12b-1) fees		none
Other expenses		0.30%
Total annual Portfolio operating expenses	[1]	1.17%
Fee waiver and/or expense reimbursement	[1]	0.17%
Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement	[1]	1.00%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding brokerage fees, will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
EUROPEAN EQUITY PORTFOLIO Class X	102	318	552	1,225

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 80% of its assets in equity securities of companies located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International MSCI
Europe Index (the "MSCI Europe Index"). A company is considered to be located in
Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Portfolio may also invest in emerging market or developing countries.

The Portfolio invests principally in common stocks and other equity securities
(which may include depositary receipts or convertible securities).

The Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited,
utilize bottom up fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• European Investments. Adverse political, social or economic developments in
Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio. In addition, because the Portfolio's investments are concentrated in Europe, the Portfolio's performance may be more volatile than if the Portfolio held a more geographically diversified set of investments.
Furthermore, events and evolving conditions in certain European countries have greatly increased market volatility due to concerns about high levels of government debt, credit rating downgrades of sovereign debt and uncertainty about the future use of the euro as a common currency.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 9/30/10: 21.85% Low Quarter 9/30/02: -22.62%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns EUROPEAN EQUITY PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class X	European Equity Portfolio		(9.64%)	(3.90%)	2.87%
MSCI Europe Index	MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)	[1]	(11.06%)	(5.20%)	4.35%
[1]	The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
EUROPEAN EQUITY PORTFOLIO (First Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize the capital appreciation of its investments.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest at least 80% of its assets in equity securities of companies located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International MSCI
Europe Index (the "MSCI Europe Index"). A company is considered to be located in
Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Portfolio may also invest in emerging market or developing countries.

The Portfolio invests principally in common stocks and other equity securities
(which may include depositary receipts or convertible securities).

The Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited,
utilize bottom up fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the
		securities included within that policy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• European Investments. Adverse political, social or economic developments in
Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio. In addition, because the Portfolio's investments are concentrated in Europe, the Portfolio's performance may be more volatile than if the Portfolio held a more geographically diversified set of investments.
Furthermore, events and evolving conditions in certain European countries have greatly increased market volatility due to concerns about high levels of government debt, credit rating downgrades of sovereign debt and uncertainty about the future use of the euro as a common currency.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year to year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 9/30/10: 21.85% Low Quarter 9/30/02: -22.62%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
EUROPEAN EQUITY PORTFOLIO (First Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO | MSCI Europe Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.35%
EUROPEAN EQUITY PORTFOLIO (First Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	1.17%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2002	rr_AnnualReturn2002	(21.36%)
Annual Return 2003	rr_AnnualReturn2003	29.03%
Annual Return 2004	rr_AnnualReturn2004	12.74%
Annual Return 2005	rr_AnnualReturn2005	8.69%
Annual Return 2006	rr_AnnualReturn2006	30.21%
Annual Return 2007	rr_AnnualReturn2007	15.59%
Annual Return 2008	rr_AnnualReturn2008	(42.70%)
Annual Return 2009	rr_AnnualReturn2009	27.73%
Annual Return 2010	rr_AnnualReturn2010	7.23%
Annual Return 2011	rr_AnnualReturn2011	(9.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.62%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	European Equity Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.90%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%

[1]	The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding brokerage fees, will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

GLOBAL INFRASTRUCTURE PORTFOLIO (First Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks both capital appreciation and current income.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GLOBAL INFRASTRUCTURE PORTFOLIO Class X
Advisory fee	0.57%
Distribution and service (12b-1) fees	none
Other expenses	0.29%
Total annual Portfolio operating expenses	0.86%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
GLOBAL INFRASTRUCTURE PORTFOLIO Class X	88	274	477	1,061

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States. The Portfolio's equity investments may include convertible securities.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and/or
"Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley
Investment Management Company, will shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. Utility companies represent a significant component of the universe of companies engaged in the infrastructure business.
These companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the utilities industry.

In selecting securities to buy, hold or sell for the Portfolio, the Adviser and/or Sub-Advisers actively manage the portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Infrastructure-Related Companies. Because the Portfolio concentrates its investments in infrastructure-related companies, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

• Utilities Industry. Changing regulation constitutes one of the key industry-specific risks for the Portfolio. State and other regulators often monitor and control utility revenues and costs. Regulatory authorities also may restrict a company's access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss.
Individual sectors of the utility market are subject to additional risks. These risks apply to all utility companies-regulated, fully or partially deregulated, and unregulated.

Certain utilities companies may incur unexpected increases in fuel and other operating costs. They are adversely affected when long-term interest rates rise.
Long-term borrowings are used to finance most utility investments, and rising interest rates lead to higher financing costs and reduced earnings. There are also considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. The Portfolio's emphasis on industries may cause its performance to be more sensitive to developments affecting particular industries than a fund that places primary emphasis on individual companies.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 21.03% Low Quarter 9/30/08: -18.12%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns GLOBAL INFRASTRUCTURE PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class X	Global Infrastructure Portfolio		16.07%	3.51%	5.99%
Dow Jones Brookfield Global Infrastructure IndexSM	Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses, or taxes)	[1]	13.75%	4.90%	10.48%
S&P Global BMI Index	S&P Global BMI Index (reflects no deduction for fees, expenses, or taxes)	[2]	(7.72%)	(1.16%)	5.48%
[1]	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the S&P Global BMI Index through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure Index for periods thereafter. It is not possible to invest directly in an index.
[2]	The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
GLOBAL INFRASTRUCTURE PORTFOLIO (First Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks both capital appreciation and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States. The Portfolio's equity investments may include convertible securities.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and/or
"Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley
Investment Management Company, will shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. Utility companies represent a significant component of the universe of companies engaged in the infrastructure business.
These companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the utilities industry.

In selecting securities to buy, hold or sell for the Portfolio, the Adviser and/or Sub-Advisers actively manage the portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an
		overweighting to those sectors/countries that offer the best relative valuation.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Infrastructure-Related Companies. Because the Portfolio concentrates its investments in infrastructure-related companies, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

• Utilities Industry. Changing regulation constitutes one of the key industry-specific risks for the Portfolio. State and other regulators often monitor and control utility revenues and costs. Regulatory authorities also may restrict a company's access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss.
Individual sectors of the utility market are subject to additional risks. These risks apply to all utility companies-regulated, fully or partially deregulated, and unregulated.

Certain utilities companies may incur unexpected increases in fuel and other operating costs. They are adversely affected when long-term interest rates rise.
Long-term borrowings are used to finance most utility investments, and rising interest rates lead to higher financing costs and reduced earnings. There are also considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. The Portfolio's emphasis on industries may cause its performance to be more sensitive to developments affecting particular industries than a fund that places primary emphasis on individual companies.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will
		perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year to year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 21.03% Low Quarter 9/30/08: -18.12%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
GLOBAL INFRASTRUCTURE PORTFOLIO (First Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | Dow Jones Brookfield Global Infrastructure IndexSM
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.48%
GLOBAL INFRASTRUCTURE PORTFOLIO (First Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | S&P Global BMI Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global BMI Index (reflects no deduction for fees, expenses, or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.48%
GLOBAL INFRASTRUCTURE PORTFOLIO (First Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2002	rr_AnnualReturn2002	(22.87%)
Annual Return 2003	rr_AnnualReturn2003	17.34%
Annual Return 2004	rr_AnnualReturn2004	20.66%
Annual Return 2005	rr_AnnualReturn2005	14.62%
Annual Return 2006	rr_AnnualReturn2006	20.32%
Annual Return 2007	rr_AnnualReturn2007	20.34%
Annual Return 2008	rr_AnnualReturn2008	(33.27%)
Annual Return 2009	rr_AnnualReturn2009	19.26%
Annual Return 2010	rr_AnnualReturn2010	6.93%
Annual Return 2011	rr_AnnualReturn2011	16.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.12%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Infrastructure Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.99%

[1]	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the S&P Global BMI Index through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure Index for periods thereafter. It is not possible to invest directly in an index.
[2]	The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. It is not possible to invest directly in an index.

INCOME PLUS PORTFOLIO (First Prospectus Summary) | INCOME PLUS PORTFOLIO
Portfolio Summary
Investment Objectives
The Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities.
As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	INCOME PLUS PORTFOLIO Class X
Advisory fee	0.42%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual Portfolio operating expenses	0.59%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INCOME PLUS PORTFOLIO Class X	60	189	329	738

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 80% of its assets in (i) U.S.
government securities issued or guaranteed as to principal and interest by the
U.S. Government, its agencies or instrumentalities, (ii) debt securities rated at the time of purchase within the four highest bond rating categories
("investment grade") by Moody's Investors Service, Inc. ("Moody's") or Standard
& Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("S&P"), or, if not rated, determined to be of comparable quality by the
"Adviser," Morgan Stanley Investment Management Inc., and (iii) Yankee
government bonds rated at the time of purchase within the four highest rating categories by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. While the Portfolio retains the flexibility to invest in the foregoing securities, it currently expects that its investment portfolio will consist primarily of investment grade corporate bonds.

The Portfolio may also invest up to 20% of its net assets in debt securities rated below investment grade by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. Securities rated below investment grade are commonly known as "junk bonds." The Portfolio may also invest in convertible securities.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than
U.S. dollars. The Portfolio will limit its investments in non-U.S.
dollar-denominated securities to 30% of the Portfolio's assets.

The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

In making investment decisions for the Portfolio, the Adviser considers both domestic and international economic developments, interest rate trends and other factors. The Adviser evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• U.S. Government Securities. Because the Portfolio is not limited as to the maturities of fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Portfolio's securities to fall substantially. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such
U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds") and Restricted Securities.
The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investments in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the
Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 11.37% Low Quarter 9/30/08: -8.39%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns INCOME PLUS PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class X	Income Plus Portfolio		5.01%	6.31%	5.97%
Barclays Capital U.S. Corporate Index	Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	[1]	8.15%	6.82%	6.36%
[1]	The Barclays Capital U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
INCOME PLUS PORTFOLIO (First Prospectus Summary) | INCOME PLUS PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest at least 80% of its assets in (i) U.S.
government securities issued or guaranteed as to principal and interest by the
U.S. Government, its agencies or instrumentalities, (ii) debt securities rated at the time of purchase within the four highest bond rating categories
("investment grade") by Moody's Investors Service, Inc. ("Moody's") or Standard
& Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("S&P"), or, if not rated, determined to be of comparable quality by the
"Adviser," Morgan Stanley Investment Management Inc., and (iii) Yankee
government bonds rated at the time of purchase within the four highest rating categories by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. While the Portfolio retains the flexibility to invest in the foregoing securities, it currently expects that its investment portfolio will consist primarily of investment grade corporate bonds.

The Portfolio may also invest up to 20% of its net assets in debt securities rated below investment grade by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. Securities rated below investment grade are commonly known as "junk bonds." The Portfolio may also invest in convertible securities.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than
U.S. dollars. The Portfolio will limit its investments in non-U.S.
dollar-denominated securities to 30% of the Portfolio's assets.

The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

In making investment decisions for the Portfolio, the Adviser considers both domestic and international economic developments, interest rate trends and other factors. The Adviser evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic
		characteristics similar to the securities included within that policy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• U.S. Government Securities. Because the Portfolio is not limited as to the maturities of fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Portfolio's securities to fall substantially. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such
U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds") and Restricted Securities.
The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investments in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the
Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year to year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 11.37% Low Quarter 9/30/08: -8.39%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
INCOME PLUS PORTFOLIO (First Prospectus Summary) | INCOME PLUS PORTFOLIO | Barclays Capital U.S. Corporate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.36%
INCOME PLUS PORTFOLIO (First Prospectus Summary) | INCOME PLUS PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2002	rr_AnnualReturn2002	5.51%
Annual Return 2003	rr_AnnualReturn2003	8.45%
Annual Return 2004	rr_AnnualReturn2004	5.23%
Annual Return 2005	rr_AnnualReturn2005	3.33%
Annual Return 2006	rr_AnnualReturn2006	5.69%
Annual Return 2007	rr_AnnualReturn2007	5.99%
Annual Return 2008	rr_AnnualReturn2008	(8.92%)
Annual Return 2009	rr_AnnualReturn2009	22.57%
Annual Return 2010	rr_AnnualReturn2010	9.28%
Annual Return 2011	rr_AnnualReturn2011	5.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.39%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Income Plus Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%

[1]	The Barclays Capital U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. It is not possible to invest directly in an index.

LIMITED DURATION PORTFOLIO (First Prospectus Summary) | LIMITED DURATION PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks to provide a high level of current income, consistent with the preservation of capital.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LIMITED DURATION PORTFOLIO Class X
Advisory fee	0.30%
Distribution and service (12b-1) fees	none
Other expenses	0.30%
Total annual Portfolio operating expenses	0.60%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LIMITED DURATION PORTFOLIO Class X	61	192	335	750

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 65% of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, investment grade mortgage-backed securities, and investment grade corporate and other types of bonds including asset-backed securities. In selecting portfolio investments to purchase or sell, the
"Adviser," Morgan Stanley Investment Management Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Portfolio's portfolio of three years or less.

The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S.
dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 20% of the Portfolio's assets.

Certain of the securities in which the Portfolio may invest are mortgage-backed
securities.The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations
("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in asset-backed securities. Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. The
Portfolio may also invest in restricted and illiquid securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 2.41% Low Quarter 3/31/08: -6.94%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns LIMITED DURATION PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class X	Limited Duration Portfolio		2.75%	(0.52%)	1.11%
Barclays Capital U.S. Government/Credit Index (1-5 Year)	Barclays Capital U.S. Government/Credit Index (1-5 Year) (reflects no deduction for fees, expenses, or taxes)	[1]	3.14%	4.84%	4.30%
[1]	The Barclays Capital U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
LIMITED DURATION PORTFOLIO (First Prospectus Summary) | LIMITED DURATION PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of current income, consistent with the preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest at least 65% of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, investment grade mortgage-backed securities, and investment grade corporate and other types of bonds including asset-backed securities. In selecting portfolio investments to purchase or sell, the
"Adviser," Morgan Stanley Investment Management Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Portfolio's portfolio of three years or less.

The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S.
dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 20% of the Portfolio's assets.

Certain of the securities in which the Portfolio may invest are mortgage-backed
securities.The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations
("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in asset-backed securities. Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. The
Portfolio may also invest in restricted and illiquid securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the 65% policy discussed above to the extent they have economic
		characteristics similar to the securities included within that policy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the FDIC or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year to year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 2.41% Low Quarter 3/31/08: -6.94%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
LIMITED DURATION PORTFOLIO (First Prospectus Summary) | LIMITED DURATION PORTFOLIO | Barclays Capital U.S. Government/Credit Index (1-5 Year)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Credit Index (1-5 Year) (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%
LIMITED DURATION PORTFOLIO (First Prospectus Summary) | LIMITED DURATION PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2002	rr_AnnualReturn2002	4.06%
Annual Return 2003	rr_AnnualReturn2003	2.23%
Annual Return 2004	rr_AnnualReturn2004	1.42%
Annual Return 2005	rr_AnnualReturn2005	1.87%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	2.95%
Annual Return 2008	rr_AnnualReturn2008	(14.91%)
Annual Return 2009	rr_AnnualReturn2009	5.76%
Annual Return 2010	rr_AnnualReturn2010	2.35%
Annual Return 2011	rr_AnnualReturn2011	2.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.94%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Limited Duration Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.11%

[1]	The Barclays Capital U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. It is not possible to invest directly in an index.

MONEY MARKET PORTFOLIO (First Prospectus Summary) | MONEY MARKET PORTFOLIO
Portfolio Summary
Investment Objectives
The Portfolio seeks high current income, preservation of capital and liquidity.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MONEY MARKET PORTFOLIO Class X
Advisory fee		0.45%
Distribution and service (12b-1) fees		none
Other expenses		0.15%
Total annual Portfolio operating expenses	[1]	0.60%
Fee waiver and/or expense reimbursement	[1]	0.38%
Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement	[1]	0.22%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Portfolio's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MONEY MARKET PORTFOLIO Class X	23	71	125	282

Principal Investment Strategies
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in high quality, short-term debt obligations. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including U.S. branches and subsidiaries of foreign banks) and instruments secured by those obligations (these investments include certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including securities guaranteed under the Federal Deposit
Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program, U.S.
dollar-denominated foreign bank obligations, asset-backed securities and repurchase agreements.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objectives.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 9/30/07: 1.22% Low Quarter 6/30/09: 0.00%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MONEY MARKET PORTFOLIO Class X	Money Market Portfolio	0.01%	1.47%	1.76%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
MONEY MARKET PORTFOLIO (First Prospectus Summary) | MONEY MARKET PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks high current income, preservation of capital and liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in high quality, short-term debt obligations. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including U.S. branches and subsidiaries of foreign banks) and instruments secured by those obligations (these investments include certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including securities guaranteed under the Federal Deposit
Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program, U.S.
dollar-denominated foreign bank obligations, asset-backed securities and
		repurchase agreements.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objectives.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the FDIC or any other government agency.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year to year and by showing the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 9/30/07: 1.22% Low Quarter 6/30/09: 0.00%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
MONEY MARKET PORTFOLIO (First Prospectus Summary) | MONEY MARKET PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.22%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	23
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	125
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	282
Annual Return 2002	rr_AnnualReturn2002	1.34%
Annual Return 2003	rr_AnnualReturn2003	0.67%
Annual Return 2004	rr_AnnualReturn2004	0.87%
Annual Return 2005	rr_AnnualReturn2005	2.79%
Annual Return 2006	rr_AnnualReturn2006	4.61%
Annual Return 2007	rr_AnnualReturn2007	4.93%
Annual Return 2008	rr_AnnualReturn2008	2.45%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Money Market Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.76%

[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Portfolio's advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

STRATEGIST PORTFOLIO (First Prospectus Summary) | STRATEGIST PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks high total investment return through a fully managed investment policy utilizing equity, fixed-income and money market securities and the writing of covered call and put options.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STRATEGIST PORTFOLIO Class X
Advisory fee	0.42%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual Portfolio operating expenses	0.61%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
STRATEGIST PORTFOLIO Class X	62	195	340	762

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 121% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., actively allocates the Portfolio's assets among the major asset categories of equity securities, fixed-income securities and money market instruments. The Adviser allocates the Portfolio's assets based on, among other things, its assessment of the effects of economic and market trends on different sectors of the market.
There is no limit as to the percentage of assets that may be allocated to any one asset class.

Within the equity sector, the Adviser actively allocates funds to those economic sectors it expects to benefit from major trends and to individual stocks, which it considers to have superior investment potential. Equity securities in which the Portfolio may invest include, among others, common stocks, preferred stocks, depositary receipts, convertible securities and real estate investment trusts
(commonly known as "REITs"). The Portfolio may invest in equity securities listed or traded outside of the United States, including in emerging market or developing countries.

Within the fixed-income sector of the market, the Adviser seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment grade bonds and below investment grade bonds (known as "junk bonds"). Fixed-income securities in which the Portfolio may invest include debt securities such as corporate bonds and notes, U.S. government securities, convertible securities and mortgage-backed securities. The Portfolio may also invest in sovereign debt securities and corporate debt securities of issuers outside the United States, including governments of and issuers in emerging market or developing countries.

Certain of the securities in which the Portfolio may invest are mortgage-backed securities. The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations
("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in restricted and illiquid securities.

Within the money market sector of the market, the Adviser seeks to maximize returns by exploiting spreads among short-term instruments.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, structured investments and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stocks and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs may involve duplication of management fees and certain other expenses.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/03: 12.71% Low Quarter 12/31/08: -13.19%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns STRATEGIST PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class X	Strategist Portfolio		(7.96%)	(0.56%)	4.28%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Government/ Credit Index	Barclays Capital U.S. Government/ Credit Index (reflects no deduction for fees, expenses, or taxes)	[2]	8.74%	6.55%	5.85%
[1]	The Standard & Poor's 500�� Index (S&P 500��) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[2]	The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
STRATEGIST PORTFOLIO (First Prospectus Summary) | STRATEGIST PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks high total investment return through a fully managed investment policy utilizing equity, fixed-income and money market securities and the writing of covered call and put options.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class X shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 121% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., actively allocates the Portfolio's assets among the major asset categories of equity securities, fixed-income securities and money market instruments. The Adviser allocates the Portfolio's assets based on, among other things, its assessment of the effects of economic and market trends on different sectors of the market.
There is no limit as to the percentage of assets that may be allocated to any one asset class.

Within the equity sector, the Adviser actively allocates funds to those economic sectors it expects to benefit from major trends and to individual stocks, which it considers to have superior investment potential. Equity securities in which the Portfolio may invest include, among others, common stocks, preferred stocks, depositary receipts, convertible securities and real estate investment trusts
(commonly known as "REITs"). The Portfolio may invest in equity securities listed or traded outside of the United States, including in emerging market or developing countries.

Within the fixed-income sector of the market, the Adviser seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment grade bonds and below investment grade bonds (known as "junk bonds"). Fixed-income securities in which the Portfolio may invest include debt securities such as corporate bonds and notes, U.S. government securities, convertible securities and mortgage-backed securities. The Portfolio may also invest in sovereign debt securities and corporate debt securities of issuers outside the United States, including governments of and issuers in emerging market or developing countries.

Certain of the securities in which the Portfolio may invest are mortgage-backed securities. The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations
("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in restricted and illiquid securities.

Within the money market sector of the market, the Adviser seeks to maximize returns by exploiting spreads among short-term instruments.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, structured investments and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives,
		in connection with its investments in foreign securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stocks and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs may involve duplication of management fees and certain other expenses.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
X shares from year to year and by showing how the average annual returns of the
Portfolio's Class X shares for the one, five and 10 year periods compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class X shares from year to year and by showing how the average annual returns of the Portfolio's Class X shares for the one, five and 10 year periods compare with those of broad measures of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/03: 12.71% Low Quarter 12/31/08: -13.19%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
STRATEGIST PORTFOLIO (First Prospectus Summary) | STRATEGIST PORTFOLIO | S&P 500�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
STRATEGIST PORTFOLIO (First Prospectus Summary) | STRATEGIST PORTFOLIO | Barclays Capital U.S. Government/ Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/ Credit Index (reflects no deduction for fees, expenses, or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.85%
STRATEGIST PORTFOLIO (First Prospectus Summary) | STRATEGIST PORTFOLIO | Class X
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2002	rr_AnnualReturn2002	(9.89%)
Annual Return 2003	rr_AnnualReturn2003	26.24%
Annual Return 2004	rr_AnnualReturn2004	10.37%
Annual Return 2005	rr_AnnualReturn2005	8.32%
Annual Return 2006	rr_AnnualReturn2006	15.01%
Annual Return 2007	rr_AnnualReturn2007	8.63%
Annual Return 2008	rr_AnnualReturn2008	(23.98%)
Annual Return 2009	rr_AnnualReturn2009	19.74%
Annual Return 2010	rr_AnnualReturn2010	6.81%
Annual Return 2011	rr_AnnualReturn2011	(7.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.19%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Strategist Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.28%

[1]	The Standard & Poor's 500�� Index (S&P 500��) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[2]	The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. It is not possible to invest directly in an index.

AGGRESSIVE EQUITY PORTFOLIO (Second Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks long-term capital growth.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AGGRESSIVE EQUITY PORTFOLIO Class Y
Advisory fee	0.67%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.39%
Total annual Portfolio operating expenses	1.31%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
AGGRESSIVE EQUITY PORTFOLIO Class Y	133	415	718	1,579

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio normally invests at least 80% of its assets in common stocks and other equity securities of companies that the "Adviser," Morgan Stanley
Investment Management Inc., believes offer the potential for superior earnings growth. The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000® Growth Index, which as of December 31, 2011 was between $23 million and $417.5 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

The Portfolio's equity investments may include preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds, limited partnership interests and other specialty securities having equity features.

Up to 25% of the Portfolio's net assets may be invested in foreign securities, which may include securities issued by companies located in emerging market or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 22.20% Low Quarter 12/31/08: -31.33%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns AGGRESSIVE EQUITY PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Aggressive Equity Portfolio		(7.59%)	3.64%	5.60%
Russell 3000 Growth Index	Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.18%	2.46%	2.74%
[1]	The Russell 3000�� Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000�� Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
AGGRESSIVE EQUITY PORTFOLIO (Second Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio normally invests at least 80% of its assets in common stocks and other equity securities of companies that the "Adviser," Morgan Stanley
Investment Management Inc., believes offer the potential for superior earnings growth. The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000® Growth Index, which as of December 31, 2011 was between $23 million and $417.5 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

The Portfolio's equity investments may include preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds, limited partnership interests and other specialty securities having equity features.

Up to 25% of the Portfolio's net assets may be invested in foreign securities, which may include securities issued by companies located in emerging market or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are
		derivatives, in connection with its investments in foreign securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year to year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 22.20% Low Quarter 12/31/08: -31.33%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
AGGRESSIVE EQUITY PORTFOLIO (Second Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO | Russell 3000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
AGGRESSIVE EQUITY PORTFOLIO (Second Prospectus Summary) | AGGRESSIVE EQUITY PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	1.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Annual Return 2002	rr_AnnualReturn2002	(22.83%)
Annual Return 2003	rr_AnnualReturn2003	25.77%
Annual Return 2004	rr_AnnualReturn2004	12.47%
Annual Return 2005	rr_AnnualReturn2005	22.72%
Annual Return 2006	rr_AnnualReturn2006	7.64%
Annual Return 2007	rr_AnnualReturn2007	19.39%
Annual Return 2008	rr_AnnualReturn2008	(49.00%)
Annual Return 2009	rr_AnnualReturn2009	69.06%
Annual Return 2010	rr_AnnualReturn2010	25.73%
Annual Return 2011	rr_AnnualReturn2011	(7.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.33%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Aggressive Equity Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.60%

[1]	The Russell 3000�� Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000�� Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

EUROPEAN EQUITY PORTFOLIO (Second Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks to maximize the capital appreciation of its investments.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EUROPEAN EQUITY PORTFOLIO Class Y
Advisory fee		0.87%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.30%
Total annual Portfolio operating expenses	[1]	1.42%
Fee waiver and/or expense reimbursement	[1]	0.17%
Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement	[1]	1.25%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding brokerage fees and 12b-1 fees, will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
EUROPEAN EQUITY PORTFOLIO Class Y	127	397	686	1,511

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 80% of its assets in equity securities of companies located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International (MSCI)
Europe Index (the "MSCI Europe Index"). A company is considered to be located in
Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Portfolio may also invest in emerging market or developing countries.

The Portfolio invests principally in common stocks and other equity securities
(which may include depositary receipts or convertible securities).

The Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited,
utilize bottom up fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• European Investments. Adverse political, social or economic developments in
Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio. In addition, because the Portfolio's investments are concentrated in Europe, the Portfolio's performance may be more volatile than if the Portfolio held a more geographically diversified set of investments.
Furthermore, events and evolving conditions in certain European countries have greatly increased market volatility due to concerns about high levels of government debt, credit rating downgrades of sovereign debt and uncertainty about the future use of the euro as a common currency.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 9/30/10: 21.76% Low Quarter 9/30/02: -22.64%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns EUROPEAN EQUITY PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	European Equity Portfolio		(9.85%)	(4.13%)	2.62%
MSCI Europe Index	MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)	[1]	(11.06%)	(5.20%)	4.35%
[1]	The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
EUROPEAN EQUITY PORTFOLIO (Second Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize the capital appreciation of its investments.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest at least 80% of its assets in equity securities of companies located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International (MSCI)
Europe Index (the "MSCI Europe Index"). A company is considered to be located in
Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Portfolio may also invest in emerging market or developing countries.

The Portfolio invests principally in common stocks and other equity securities
(which may include depositary receipts or convertible securities).

The Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited,
utilize bottom up fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the
		securities included within that policy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• European Investments. Adverse political, social or economic developments in
Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio. In addition, because the Portfolio's investments are concentrated in Europe, the Portfolio's performance may be more volatile than if the Portfolio held a more geographically diversified set of investments.
Furthermore, events and evolving conditions in certain European countries have greatly increased market volatility due to concerns about high levels of government debt, credit rating downgrades of sovereign debt and uncertainty about the future use of the euro as a common currency.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year to year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 9/30/10: 21.76% Low Quarter 9/30/02: -22.64%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
EUROPEAN EQUITY PORTFOLIO (Second Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO | MSCI Europe Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.35%
EUROPEAN EQUITY PORTFOLIO (Second Prospectus Summary) | EUROPEAN EQUITY PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	1.42%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2002	rr_AnnualReturn2002	(21.53%)
Annual Return 2003	rr_AnnualReturn2003	28.70%
Annual Return 2004	rr_AnnualReturn2004	12.48%
Annual Return 2005	rr_AnnualReturn2005	8.36%
Annual Return 2006	rr_AnnualReturn2006	29.88%
Annual Return 2007	rr_AnnualReturn2007	15.34%
Annual Return 2008	rr_AnnualReturn2008	(42.84%)
Annual Return 2009	rr_AnnualReturn2009	27.41%
Annual Return 2010	rr_AnnualReturn2010	6.96%
Annual Return 2011	rr_AnnualReturn2011	(9.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.64%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	European Equity Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.62%

[1]	The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding brokerage fees and 12b-1 fees, will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

GLOBAL INFRASTRUCTURE PORTFOLIO (Second Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks both capital appreciation and current income.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GLOBAL INFRASTRUCTURE PORTFOLIO Class Y
Advisory fee	0.57%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual Portfolio operating expenses	1.11%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
GLOBAL INFRASTRUCTURE PORTFOLIO Class Y	113	353	612	1,352

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States. The Portfolio's equity investments may include convertible securities.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and/or
"Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley
Investment Management Company, will shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. Utility companies represent a significant component of the universe of companies engaged in the infrastructure business.
These companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the utilities industry.

In selecting securities to buy, hold or sell for the Portfolio, the Adviser and/or Sub-Advisers actively manage the portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Infrastructure-Related Companies. Because the Portfolio concentrates its investments in infrastructure-related companies, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

• Utilities Industry. Changing regulation constitutes one of the key industry-specific risks for the Portfolio. State and other regulators often monitor and control utility revenues and costs. Regulatory authorities also may restrict a company's access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss.
Individual sectors of the utility market are subject to additional risks. These risks apply to all utility companies-regulated, fully or partially deregulated, and unregulated.

Certain utilities companies may incur unexpected increases in fuel and other operating costs. They are adversely affected when long-term interest rates rise.
Long-term borrowings are used to finance most utility investments, and rising interest rates lead to higher financing costs and reduced earnings. There are also considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. The Portfolio's emphasis on industries may cause its performance to be more sensitive to developments affecting particular industries than a fund that places primary emphasis on individual companies.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 21.02% Low Quarter 9/30/08: -18.14%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns GLOBAL INFRASTRUCTURE PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Global Infrastructure Portfolio		15.82%	3.25%	5.73%
Dow Jones Brookfield Global Infrastructure IndexSM	Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses, or taxes)	[1]	13.75%	4.90%	10.48%
S&P Global BMI Index	S&P Global BMI Index (reflects no deduction for fees, expenses, or taxes)	[2]	(7.72%)	(1.16%)	5.48%
[1]	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the S&P Global BMI Index through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure Index for periods thereafter. It is not possible to invest directly in an index.
[2]	The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
GLOBAL INFRASTRUCTURE PORTFOLIO (Second Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks both capital appreciation and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States. The Portfolio's equity investments may include convertible securities.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., and/or
"Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley
Investment Management Company, will shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. Utility companies represent a significant component of the universe of companies engaged in the infrastructure business.
These companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the utilities industry.

In selecting securities to buy, hold or sell for the Portfolio, the Adviser and/or Sub-Advisers actively manage the portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an
		overweighting to those sectors/countries that offer the best relative valuation.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Infrastructure-Related Companies. Because the Portfolio concentrates its investments in infrastructure-related companies, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

• Utilities Industry. Changing regulation constitutes one of the key industry-specific risks for the Portfolio. State and other regulators often monitor and control utility revenues and costs. Regulatory authorities also may restrict a company's access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss.
Individual sectors of the utility market are subject to additional risks. These risks apply to all utility companies-regulated, fully or partially deregulated, and unregulated.

Certain utilities companies may incur unexpected increases in fuel and other operating costs. They are adversely affected when long-term interest rates rise.
Long-term borrowings are used to finance most utility investments, and rising interest rates lead to higher financing costs and reduced earnings. There are also considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. The Portfolio's emphasis on industries may cause its performance to be more sensitive to developments affecting particular industries than a fund that places primary emphasis on individual companies.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will
		perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year to year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 21.02% Low Quarter 9/30/08: -18.14%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
GLOBAL INFRASTRUCTURE PORTFOLIO (Second Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | Dow Jones Brookfield Global Infrastructure IndexSM
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.48%
GLOBAL INFRASTRUCTURE PORTFOLIO (Second Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | S&P Global BMI Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global BMI Index (reflects no deduction for fees, expenses, or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.48%
GLOBAL INFRASTRUCTURE PORTFOLIO (Second Prospectus Summary) | GLOBAL INFRASTRUCTURE PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Annual Return 2002	rr_AnnualReturn2002	(23.08%)
Annual Return 2003	rr_AnnualReturn2003	17.17%
Annual Return 2004	rr_AnnualReturn2004	20.28%
Annual Return 2005	rr_AnnualReturn2005	14.35%
Annual Return 2006	rr_AnnualReturn2006	20.03%
Annual Return 2007	rr_AnnualReturn2007	20.04%
Annual Return 2008	rr_AnnualReturn2008	(33.45%)
Annual Return 2009	rr_AnnualReturn2009	18.83%
Annual Return 2010	rr_AnnualReturn2010	6.74%
Annual Return 2011	rr_AnnualReturn2011	15.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.14%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Infrastructure Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.73%

[1]	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the S&P Global BMI Index through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure Index for periods thereafter. It is not possible to invest directly in an index.
[2]	The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. It is not possible to invest directly in an index.

INCOME PLUS PORTFOLIO (Second Prospectus Summary) | INCOME PLUS PORTFOLIO
Portfolio Summary
Investment Objectives
The Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities.
As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	INCOME PLUS PORTFOLIO Class Y
Advisory fee	0.42%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual Portfolio operating expenses	0.84%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INCOME PLUS PORTFOLIO Class Y	86	268	466	1,037

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 80% of its assets in (i) U.S.
government securities issued or guaranteed as to principal and interest by the
U.S. Government, its agencies or instrumentalities, (ii) debt securities rated at the time of purchase within the four highest bond rating categories
("investment grade") by Moody's Investors Service, Inc. ("Moody's") or Standard
& Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("S&P"), or, if not rated, determined to be of comparable quality by the
"Adviser," Morgan Stanley Investment Management Inc., and (iii) Yankee
government bonds rated at the time of purchase within the four highest rating categories by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. While the Portfolio retains the flexibility to invest in the foregoing securities, it currently expects that its investment portfolio will consist primarily of investment grade corporate bonds.

The Portfolio may also invest up to 20% of its net assets in debt securities rated below investment grade by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. Securities rated below investment grade are commonly known as "junk bonds." The Portfolio may also invest in convertible securities.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than
U.S. dollars. The Portfolio will limit its investments in non-U.S.
dollar-denominated securities to 30% of the Portfolio's assets.

The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

In making investment decisions for the Portfolio, the Adviser considers both domestic and international economic developments, interest rate trends and other factors. The Adviser evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• U.S. Government Securities. Because the Portfolio is not limited as to the maturities of fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Portfolio's securities to fall substantially. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such
U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds") and Restricted Securities.
The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investments in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the
Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 11.42% Low Quarter 9/30/08: -8.51%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns INCOME PLUS PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Income Plus Portfolio		4.71%	6.05%	5.70%
Barclays Capital U.S. Corporate Index	Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	[1]	8.15%	6.82%	6.36%
[1]	The Barclays Capital U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
INCOME PLUS PORTFOLIO (Second Prospectus Summary) | INCOME PLUS PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest at least 80% of its assets in (i) U.S.
government securities issued or guaranteed as to principal and interest by the
U.S. Government, its agencies or instrumentalities, (ii) debt securities rated at the time of purchase within the four highest bond rating categories
("investment grade") by Moody's Investors Service, Inc. ("Moody's") or Standard
& Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("S&P"), or, if not rated, determined to be of comparable quality by the
"Adviser," Morgan Stanley Investment Management Inc., and (iii) Yankee
government bonds rated at the time of purchase within the four highest rating categories by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. While the Portfolio retains the flexibility to invest in the foregoing securities, it currently expects that its investment portfolio will consist primarily of investment grade corporate bonds.

The Portfolio may also invest up to 20% of its net assets in debt securities rated below investment grade by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. Securities rated below investment grade are commonly known as "junk bonds." The Portfolio may also invest in convertible securities.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than
U.S. dollars. The Portfolio will limit its investments in non-U.S.
dollar-denominated securities to 30% of the Portfolio's assets.

The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

In making investment decisions for the Portfolio, the Adviser considers both domestic and international economic developments, interest rate trends and other factors. The Adviser evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities
		included within that policy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• U.S. Government Securities. Because the Portfolio is not limited as to the maturities of fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Portfolio's securities to fall substantially. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such
U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds") and Restricted Securities.
The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investments in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the
Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year to year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 11.42% Low Quarter 9/30/08: -8.51%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
INCOME PLUS PORTFOLIO (Second Prospectus Summary) | INCOME PLUS PORTFOLIO | Barclays Capital U.S. Corporate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.36%
INCOME PLUS PORTFOLIO (Second Prospectus Summary) | INCOME PLUS PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2002	rr_AnnualReturn2002	5.26%
Annual Return 2003	rr_AnnualReturn2003	8.09%
Annual Return 2004	rr_AnnualReturn2004	5.07%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	5.34%
Annual Return 2007	rr_AnnualReturn2007	5.73%
Annual Return 2008	rr_AnnualReturn2008	(9.11%)
Annual Return 2009	rr_AnnualReturn2009	22.29%
Annual Return 2010	rr_AnnualReturn2010	9.01%
Annual Return 2011	rr_AnnualReturn2011	4.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.51%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Income Plus Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.70%

[1]	The Barclays Capital U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. It is not possible to invest directly in an index.

LIMITED DURATION PORTFOLIO (Second Prospectus Summary) | LIMITED DURATION PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks to provide a high level of current income, consistent with the preservation of capital.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LIMITED DURATION PORTFOLIO Class Y
Advisory fee	0.30%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual Portfolio operating expenses	0.85%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LIMITED DURATION PORTFOLIO Class Y	87	271	471	1,049

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 65% of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, investment grade mortgage-backed securities, and investment grade corporate and other types of bonds including asset-backed securities. In selecting portfolio investments to purchase or sell, the
"Adviser," Morgan Stanley Investment Management Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Portfolio's portfolio of three years or less.

The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S.
dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 20% of the Portfolio's assets.

Certain of the securities in which the Portfolio may invest are mortgage-backed
securities.The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations
("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in asset-backed securities. Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. The
Portfolio may also invest in restricted and illiquid securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the 65% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 2.33% Low Quarter 3/31/08: -7.01%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns LIMITED DURATION PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Limited Duration Portfolio		2.45%	(0.74%)	0.86%
Barclays Capital U.S. Government/Credit Index (1-5 Year)	Barclays Capital U.S. Government/Credit Index (1-5 Year) (reflects no deduction for fees, expenses, or taxes)	[1]	3.14%	4.84%	4.30%
[1]	The Barclays Capital U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
LIMITED DURATION PORTFOLIO (Second Prospectus Summary) | LIMITED DURATION PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of current income, consistent with the preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest at least 65% of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, investment grade mortgage-backed securities, and investment grade corporate and other types of bonds including asset-backed securities. In selecting portfolio investments to purchase or sell, the
"Adviser," Morgan Stanley Investment Management Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Portfolio's portfolio of three years or less.

The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S.
dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 20% of the Portfolio's assets.

Certain of the securities in which the Portfolio may invest are mortgage-backed
securities.The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations
("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in asset-backed securities. Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. The
Portfolio may also invest in restricted and illiquid securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the 65% policy discussed above to the extent they have economic
		characteristics similar to the securities included within that policy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the FDIC or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year to year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 2.33% Low Quarter 3/31/08: -7.01%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
LIMITED DURATION PORTFOLIO (Second Prospectus Summary) | LIMITED DURATION PORTFOLIO | Barclays Capital U.S. Government/Credit Index (1-5 Year)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Credit Index (1-5 Year) (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%
LIMITED DURATION PORTFOLIO (Second Prospectus Summary) | LIMITED DURATION PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2002	rr_AnnualReturn2002	3.81%
Annual Return 2003	rr_AnnualReturn2003	1.98%
Annual Return 2004	rr_AnnualReturn2004	1.17%
Annual Return 2005	rr_AnnualReturn2005	1.51%
Annual Return 2006	rr_AnnualReturn2006	4.03%
Annual Return 2007	rr_AnnualReturn2007	2.80%
Annual Return 2008	rr_AnnualReturn2008	(15.22%)
Annual Return 2009	rr_AnnualReturn2009	5.56%
Annual Return 2010	rr_AnnualReturn2010	2.22%
Annual Return 2011	rr_AnnualReturn2011	2.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Limited Duration Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.74%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.86%

[1]	The Barclays Capital U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. It is not possible to invest directly in an index.

MONEY MARKET PORTFOLIO (Second Prospectus Summary) | MONEY MARKET PORTFOLIO
Portfolio Summary
Investment Objectives
The Portfolio seeks high current income, preservation of capital and liquidity.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MONEY MARKET PORTFOLIO Class Y
Advisory fee		0.45%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.15%
Total annual Portfolio operating expenses	[1]	0.85%
Fee waiver and/or expense reimbursement	[1]	0.63%
Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement	[1]	0.22%
[1]	The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MONEY MARKET PORTFOLIO Class Y	23	71	125	282

Principal Investment Strategies
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in high quality, short-term debt obligations. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including U.S. branches and subsidiaries of foreign banks) and instruments secured by those obligations (these investments include certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including securities guaranteed under the Federal Deposit
Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program, U.S.
dollar-denominated foreign bank obligations, asset-backed securities and repurchase agreements.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objectives.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 9/30/07: 1.15% Low Quarter 6/30/09: 0.00%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MONEY MARKET PORTFOLIO Class Y	Money Market Portfolio	0.01%	1.36%	1.58%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
MONEY MARKET PORTFOLIO (Second Prospectus Summary) | MONEY MARKET PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks high current income, preservation of capital and liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in high quality, short-term debt obligations. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including U.S. branches and subsidiaries of foreign banks) and instruments secured by those obligations (these investments include certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including securities guaranteed under the Federal Deposit
Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program, U.S.
dollar-denominated foreign bank obligations, asset-backed securities and
		repurchase agreements.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objectives.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities may also entail prepayment risk, which may vary depending on the type of asset.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including higher cost of investing and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the FDIC or any other government agency.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year to year and by showing the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 9/30/07: 1.15% Low Quarter 6/30/09: 0.00%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
MONEY MARKET PORTFOLIO (Second Prospectus Summary) | MONEY MARKET PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.85%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1]
Total annual Portfolio operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.22%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	23
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	125
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	282
Annual Return 2002	rr_AnnualReturn2002	1.08%
Annual Return 2003	rr_AnnualReturn2003	0.42%
Annual Return 2004	rr_AnnualReturn2004	0.62%
Annual Return 2005	rr_AnnualReturn2005	2.53%
Annual Return 2006	rr_AnnualReturn2006	4.35%
Annual Return 2007	rr_AnnualReturn2007	4.67%
Annual Return 2008	rr_AnnualReturn2008	2.19%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Money Market Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.58%

[1]	The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

STRATEGIST PORTFOLIO (Second Prospectus Summary) | STRATEGIST PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks high total investment return through a fully managed investment policy utilizing equity, fixed-income and money market securities and the writing of covered call and put options.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STRATEGIST PORTFOLIO Class Y
Advisory fee	0.42%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual Portfolio operating expenses	0.86%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
STRATEGIST PORTFOLIO Class Y	88	274	477	1,061

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 121% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., actively allocates the Portfolio's assets among the major asset categories of equity securities, fixed-income securities and money market instruments. The Adviser allocates the Portfolio's assets based on, among other things, its assessment of the effects of economic and market trends on different sectors of the market.
There is no limit as to the percentage of assets that may be allocated to any one asset class.

Within the equity sector, the Adviser actively allocates funds to those economic sectors it expects to benefit from major trends and to individual stocks, which it considers to have superior investment potential. Equity securities in which the Portfolio may invest include, among others, common stocks, preferred stocks, depositary receipts, convertible securities and real estate investment trusts
(commonly known as "REITs"). The Portfolio may invest in equity securities listed or traded outside of the United States, including in emerging market or developing countries.

Within the fixed-income sector of the market, the Adviser seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment grade bonds and below investment grade bonds (known as "junk bonds"). Fixed-income securities in which the Portfolio may invest include debt securities such as corporate bonds and notes, U.S. government securities, convertible securities and mortgage-backed securities. The Portfolio may also invest in sovereign debt securities and corporate debt securities of issuers outside the United States, including governments of and issuers in emerging market or developing countries.

Certain of the securities in which the Portfolio may invest are mortgage-backed securities. The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations
("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in restricted and illiquid securities.

Within the money market sector of the market, the Adviser seeks to maximize returns by exploiting spreads among short-term instruments.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, structured investments and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stocks and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds") The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs may involve duplication of management fees and certain other expenses.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/03: 12.75% Low Quarter 12/31/08: -13.23%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns STRATEGIST PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Strategist Portfolio		(8.13%)	(0.81%)	4.02%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Government/ Credit Index	Barclays Capital U.S. Government/ Credit Index (reflects no deduction for fees, expenses, or taxes)	[2]	8.74%	6.55%	5.85%
[1]	The Standard & Poor's 500�� Index (S&P 500��) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[2]	The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
STRATEGIST PORTFOLIO (Second Prospectus Summary) | STRATEGIST PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks high total investment return through a fully managed investment policy utilizing equity, fixed-income and money market securities and the writing of covered call and put options.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 121% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., actively allocates the Portfolio's assets among the major asset categories of equity securities, fixed-income securities and money market instruments. The Adviser allocates the Portfolio's assets based on, among other things, its assessment of the effects of economic and market trends on different sectors of the market.
There is no limit as to the percentage of assets that may be allocated to any one asset class.

Within the equity sector, the Adviser actively allocates funds to those economic sectors it expects to benefit from major trends and to individual stocks, which it considers to have superior investment potential. Equity securities in which the Portfolio may invest include, among others, common stocks, preferred stocks, depositary receipts, convertible securities and real estate investment trusts
(commonly known as "REITs"). The Portfolio may invest in equity securities listed or traded outside of the United States, including in emerging market or developing countries.

Within the fixed-income sector of the market, the Adviser seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment grade bonds and below investment grade bonds (known as "junk bonds"). Fixed-income securities in which the Portfolio may invest include debt securities such as corporate bonds and notes, U.S. government securities, convertible securities and mortgage-backed securities. The Portfolio may also invest in sovereign debt securities and corporate debt securities of issuers outside the United States, including governments of and issuers in emerging market or developing countries.

Certain of the securities in which the Portfolio may invest are mortgage-backed securities. The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations
("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in restricted and illiquid securities.

Within the money market sector of the market, the Adviser seeks to maximize returns by exploiting spreads among short-term instruments.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, structured investments and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives,
		in connection with its investments in foreign securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stocks and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds") The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs may involve duplication of management fees and certain other expenses.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year to year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of broad measures of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/03: 12.75% Low Quarter 12/31/08: -13.23%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
STRATEGIST PORTFOLIO (Second Prospectus Summary) | STRATEGIST PORTFOLIO | S&P 500�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
STRATEGIST PORTFOLIO (Second Prospectus Summary) | STRATEGIST PORTFOLIO | Barclays Capital U.S. Government/ Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/ Credit Index (reflects no deduction for fees, expenses, or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.85%
STRATEGIST PORTFOLIO (Second Prospectus Summary) | STRATEGIST PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2002	rr_AnnualReturn2002	(10.11%)
Annual Return 2003	rr_AnnualReturn2003	25.88%
Annual Return 2004	rr_AnnualReturn2004	10.12%
Annual Return 2005	rr_AnnualReturn2005	8.06%
Annual Return 2006	rr_AnnualReturn2006	14.75%
Annual Return 2007	rr_AnnualReturn2007	8.37%
Annual Return 2008	rr_AnnualReturn2008	(24.20%)
Annual Return 2009	rr_AnnualReturn2009	19.44%
Annual Return 2010	rr_AnnualReturn2010	6.50%
Annual Return 2011	rr_AnnualReturn2011	(8.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.23%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Strategist Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.02%

[1]	The Standard & Poor's 500�� Index (S&P 500��) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[2]	The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. It is not possible to invest directly in an index.

MULTI CAP GROWTH PORTFOLIO (Second Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO
Portfolio Summary
Investment Objectives
The Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth.
As a secondary objective the Portfolio seeks income but only when consistent with its primary objective.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MULTI CAP GROWTH PORTFOLIO Class Y
Advisory fee	0.42%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual Portfolio operating expenses	0.81%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MULTI CAP GROWTH PORTFOLIO Class Y	83	259	450	1,002

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest primarily in equity securities and securities convertible into equity securities. The Portfolio's "Adviser," Morgan Stanley
Investment Management Inc., seeks to achieve the Portfolio's investment objectives by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000®
Growth Index, which as of December 31, 2011 was between $23 million and $417.5 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Up to 25% of the Portfolio's net assets may be invested in foreign equity securities (including depositary receipts), which may include securities issued by companies located in emerging markets or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 22.77% Low Quarter 12/31/08: -30.24%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns MULTI CAP GROWTH PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Multi Cap Growth Portfolio		(6.97%)	4.76%	5.14%
Russell 3000 Growth Index	Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.18%	2.46%	2.74%
[1]	The Russell 3000�� Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000�� Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
MULTI CAP GROWTH PORTFOLIO (Second Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	As a secondary objective the Portfolio seeks income but only when consistent with its primary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by
		your insurance company. If they did, expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's
		portfolio turnover rate was 24% of the average value of its portfolio.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio will normally invest primarily in equity securities and securities convertible into equity securities. The Portfolio's "Adviser," Morgan Stanley
Investment Management Inc., seeks to achieve the Portfolio's investment objectives by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 3000®
Growth Index, which as of December 31, 2011 was between $23 million and $417.5 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Up to 25% of the Portfolio's net assets may be invested in foreign equity securities (including depositary receipts), which may include securities issued by companies located in emerging markets or developing countries. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are
		derivatives, in connection with its investments in foreign securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past
		performance does not indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year to year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 22.77% Low Quarter 12/31/08: -30.24%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
MULTI CAP GROWTH PORTFOLIO (Second Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO | Russell 3000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
MULTI CAP GROWTH PORTFOLIO (Second Prospectus Summary) | MULTI CAP GROWTH PORTFOLIO | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual Portfolio operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2002	rr_AnnualReturn2002	(21.45%)
Annual Return 2003	rr_AnnualReturn2003	22.55%
Annual Return 2004	rr_AnnualReturn2004	10.86%
Annual Return 2005	rr_AnnualReturn2005	17.89%
Annual Return 2006	rr_AnnualReturn2006	3.92%
Annual Return 2007	rr_AnnualReturn2007	19.24%
Annual Return 2008	rr_AnnualReturn2008	(47.75%)
Annual Return 2009	rr_AnnualReturn2009	70.85%
Annual Return 2010	rr_AnnualReturn2010	27.43%
Annual Return 2011	rr_AnnualReturn2011	(6.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Multi Cap Growth Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.97%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.14%

[1]	The Russell 3000�� Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000�� Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000�� Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.